INCOME TAXES 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	$ 4,074		$ 3,951
Deferred Tax Liabilities, Regulatory Balancing Accounts	915		663
Deferred Tax Liabilities, Property Taxes	57		50
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates	650	[1]	256	[1]
Deferred Tax Liabilities, Other	53		95
Deferred Tax Liabilities	5,749		5,015
Deferred Tax Assets, Tax Credit Carryforwards, General Business	276		105
Deferred Tax Assets, Equity Method Losses	40		16
Deferred Tax Assets, Net Operating Loss	1,908		2,023
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	244		128
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	433		264
Deferred Tax Assets, Other	97		22
Deferred Tax Assets, State Income Taxes	19		30
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	73		20
Deferred Tax Assets, Gross	3,090		2,608
Deferred Tax Assets, Valuation Allowance	39		96
Deferred Tax Assets, Net	3,051		2,512
Net deferred income tax liability	2,698	[2]	2,503	[2]
Deferred Tax (Assets) Liabilities, Current, Net	(305)		(301)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	3,003		2,804
San Diego Gas and Electric Company [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	2,181		2,040
Deferred Tax Liabilities, Regulatory Balancing Accounts	441		411
Deferred Tax Liabilities, Property Taxes	39		36
Deferred Tax Liabilities, Other	5		28
Deferred Tax Liabilities	2,666		2,515
Deferred Tax Assets, Net Operating Loss	297		440
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	8		13
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	85		57
Deferred Tax Assets, Other	36		20
Deferred Tax Assets, State Income Taxes	27		22
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	39		45
Deferred Tax Assets, Net	492		597
Net deferred income tax liability	2,174	[2]	1,918	[2]
Deferred Tax (Assets) Liabilities, Current, Net	53		(103)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	2,121		2,021
Southern California Gas Company [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	1,194		1,045
Deferred Tax Liabilities, Regulatory Balancing Accounts	481		265
Deferred Tax Liabilities, Property Taxes	18		16
Deferred Tax Liabilities, Other	10		6
Deferred Tax Liabilities	1,703		1,332
Deferred Tax Assets, Net Operating Loss	64		65
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	40		38
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	261		126
Deferred Tax Assets, Other	39		28
Deferred Tax Assets, State Income Taxes	11		10
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	23		27
Deferred Tax Assets, Net	438		294
Net deferred income tax liability	1,265	[2]	1,038	[2]
Deferred Tax (Assets) Liabilities, Current, Net	53		45
Deferred Tax (Assets) Liabilities, Noncurrent, Net	$ 1,212		$ 993

[1]	Amounts primarily represent differences in financial and tax bases of depreciable and amortizable assets within our partnerships.
[2]	Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.